Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 5. CASH AND CASH EQUIVALENTS
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.24	12.31.23	12.31.22
Cash and Due from Banks	6,744,840,168	4,346,311,187	3,034,943,050
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(1)	—	57,801,762	4,883,653,261
Receivables from Repurchase transactions(2)	—	2,527,420,963	780,411,901
Loans to Financial Institutions(3)	41,300,000	13,065,818	35,728,771
Overnight Placements in Foreign Banks(3)	309,275,889	38,281,798	170,829,526
Mutual Funds(4) (5)	113,976,549	106,238,623	71,604,603
Time Deposits Maturing up to 90 days(1)	—	25,956,924	19,864,723
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4)	197,022,957	—	—
Total Cash and Cash Equivalents	7,406,415,563	7,115,077,075	8,997,035,835
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other Financial Assets.
(5)Mutual funds are comprised of assets with a liquidity of less than 3 months.
The reconciliation of financing activities as of December 31, 2024, 2023 and 2022 is presented below:

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	64,154,942	(13,014,252)	—	2,574,925	53,715,615
Debt Securities	201,900,664	(213,006,389)	1,074,416,027	(53,804,074)	1,009,506,228
Subordinated Debt Securities	447,750,094	—	—	(181,635,972)	266,114,122
Financing Received from the Argentine Central Bank and Other Financial Institutions	300,794,066	(840,944,036)	1,021,996,169	(40,066,033)	441,780,166
Total	1,014,599,766	(1,066,964,677)	2,096,412,196	(272,931,154)	1,771,116,131

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	52,050,060	(13,877,834)	—	25,982,716	64,154,942
Debt Securities	456,405,788	(342,298,892)	163,367,920	(75,574,152)	201,900,664
Subordinated Debt Securities	307,906,125	—	—	139,843,969	447,750,094
Financing Received from the Argentine Central Bank and Other Financial Institutions	254,097,186	(731,092,446)	813,956,353	(36,167,027)	300,794,066
Total	1,070,459,159	(1,087,269,172)	977,324,273	54,085,506	1,014,599,766

Item	Balances at 12.31.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.22
Lease Liabilities	57,879,022	(18,141,992)	—	12,313,030	52,050,060
Debt Securities	369,494,858	(272,202,167)	457,242,271	(98,129,174)	456,405,788
Subordinated Debt Securities	347,088,279	—	—	(39,182,154)	307,906,125
Financing Received from the Argentine Central Bank and Other Financial Institutions	313,323,507	(348,739,772)	508,865,006	(219,351,555)	254,097,186
Total	1,087,785,666	(639,083,931)	966,107,277	(344,349,853)	1,070,459,159
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.24	12.31.23	12.31.22
Monetary position	3,336,560,124	3,779,125,160	2,811,684,823
Exchange rate	(1,076,461,821)	(917,785,776)	(1,082,773,290)
Others non-cash items	(884,783,275)	6,846,814	(372,346,067)
Total	1,375,315,028	2,868,186,198	1,356,565,466
Non-cash transactions:
On December 6, 2024 Grupo Financiero Galicia S.A. and Banco Galicia acquired, directly and indirectly, 99.99383% of the capital stock and votes of HSBC Bank Argentina S.A. and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A. and HSBC Seguros de Retiro (Argentina) S.A. for a total amount of Ps.1,163,250,415, Ps. 364,027,564 of which were cash consideration and Ps.799,222,851 were non-cash consideration comprised as follow: (Note 15).
•Issuance of shares of Ps.681,199,458,
•Issuance of a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. in the amount of Ps.82,436,043 (US81,158, at the exchange rate in effect on the cancellation date),
•Liability in favor of HSBC Latin American B.V. in the amount of Ps.14,544,551 (US$14,319, at the exchange rate in effect on the cancellation date) and,
•Effects of inflation: Ps.21,042,799.
The risk analysis for cash and cash equivalents is presented in Note 45. Related parties information is disclosed in Note 51.